UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

5847 San Felipe
Suite 850
Houston, TX 77057
(Address of principal executive offices)

Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-345-1898

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
AUSTRALIA (20.73%)

COMMON STOCKS (14.35%)

APPAREL (0.87%)
Billabong International, Ltd. (a)	27,642	$128,490

BANKING & FINANCE (0.22%)
Suncorp-Metway, Ltd. (a)	7,065	33,212

BUILDING MATERIALS (1.01%)
Fletcher Building, Ltd. (a)	30,000	85,030
James Hardie Industries NV - ADR	5,200	64,740
		149,770

CHEMICALS - DIVERSIFIED (0.98%)
Nufarm, Ltd. (a)	20,444	144,817

E-COMMERCE (0.32%)
Webjet, Ltd. (a)	71,081	47,937

FOOD & BEVERAGE (2.42%)
Woolworths, Ltd. (a)	20,606	359,310

HEALTHCARE (1.52%)
Sonic Healthcare, Ltd. (a)	25,628	224,904

INSURANCE (3.05%)
QBE Insurance Group, Ltd. (a)	30,000	451,661

MEDICAL SUPPLIES (1.00%)
Cochlear, Ltd. (a)	4,000	148,594

MINING (0.71%)
OZ Minerals, Ltd. (a)(b)	258,661	31,053
Pan Australian Resources, Ltd.* (a)	900,000	74,937
		105,990

TRANSPORTATION (0.82%)
Toll Holdings, Ltd. (a)	35,422	121,625

UTILITIES (1.43%)
AGL Energy, Ltd. (a)	22,945	211,979

TOTAL COMMON STOCKS (Cost $2,468,490)		2,128,289

	Principal
BONDS (6.38%)
CBA Capital Australia, Ltd., 7.71%, 4/15/15 (c)**	$300,000	133,980
Commonwealth Bank of Australia, 8.50%, 6/1/10	300,000	309,054
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	98,157
Telstra Corp., Ltd., 6.38%, 4/1/12	400,000	405,339

TOTAL BONDS (Cost $1,181,486)		946,530

TOTAL AUSTRALIA (Cost $3,649,976)		3,074,819

	Shares
NEW ZEALAND (76.74%)

COMMON STOCKS (67.74%)

AGRICULTURE (0.87%)
Allied Farmers, Ltd. (a)	347,707	128,817

APPLIANCES (2.62%)
Fisher & Paykel Appliances Holdings, Ltd. (a)	415,241	261,914

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
NEW ZEALAND (76.74%) — Continued

COMMON STOCKS (67.74%) — Continued

APPLIANCES — Continued
Scott Technology, Ltd.*	295,245	$126,303
		388,217

BANKING & FINANCE (5.74%)
Canterbury Building Society	308,932	595,776
Tower, Ltd. (a)	306,425	255,106
		850,882

CHEMICALS (1.74%)
Nuplex Industries, Ltd. (a)	177,020	257,697

COMMERCIAL SERVICES (5.22%)
Mowbray Collectables, Ltd. (a)(d)*	671,593	357,876
Opus International Consultants, Ltd.	100,000	58,362
Taylors Group, Ltd. (a)	519,431	358,512
		774,750

COMPUTER SERVICE (0.91%)
Renaissance Corp., Ltd.	728,329	134,643

ENERGY (0.92%)
Contact Energy, Ltd. (a)	25,000	86,576
Pike River Coal Co., Ltd.* (a)	100,000	50,407
		136,983

FOOD AND BEVERAGE (0.31%)
Just Water International, Ltd. (a)	279,238	45,348

HEALTHCARE (3.04%)
Fisher & Paykel Healthcare Corp., Ltd. (a)	263,195	450,335

HUMAN RESOURCES (0.63%)
Allied Work Force Group, Ltd. (a)	277,500	92,949

LEISURE & RECREATION (0.99%)
Tourism Holdings, Ltd. (a)	441,009	147,568

MARINE PORTS & SERVICES (12.18%)
Cavotec MSL Holdings, Ltd.	135,000	191,835
Port of Tauranga, Ltd. (a)	175,000	518,821
South Port of New Zealand, Ltd.	1,027,930	1,095,518
		1,806,174

METAL FABRICATE/HARDWARE (4.21%)
Methven, Ltd. (a)	506,250	311,525
Steel & Tube Holdings, Ltd. (a)	209,494	312,569
		624,094

MISCELLANEOUS MANUFACTURING (2.56%)
Skellerup Holdings, Ltd. (a)	1,056,599	379,092

MULTI-MEDIA (3.53%)
Sky Network Television, Ltd. (a)	249,745	524,306

OIL & GAS (3.58%)
New Zealand Oil & Gas, Ltd. (a)	823,526	530,375

PHARMACEUTICALS (0.38%)
Life Pharmacy, Ltd.* (a)	278,884	56,613

REAL ESTATE (9.23%)
Goodman Property Trust (a)	435,191	207,055
ING Medical Properties Trust (a)	939,529	543,357
ING Property Trust (a)	857,891	273,268
Kermadec Property Fund (a)	1,052,970	254,099

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
NEW ZEALAND (76.74%) — Continued

COMMON STOCKS (67.74%) — Continued

REAL ESTATE — Continued
National Property Trust	450,000	$91,399
		1,369,178

RETAIL (0.73%)
Briscoe Group, Ltd.	290,000	108,910

TELECOMMUNICATIONS (2.45%)
TeamTalk, Ltd.	350,000	364,132

TRANSPORTATION (2.60%)
Freightways, Ltd. (a)	110,000	163,678
Mainfreight, Ltd. (a)	105,000	221,828
		385,506

UTILITIES (3.30%)
Infratil, Ltd. (a)	546,549	489,375

TOTAL COMMON STOCKS (Cost $16,712,479)		10,045,944

PREFERRED STOCKS (2.61%)
ASB Capital, Ltd., 9.03% (a)(e)	954,218	386,614

TOTAL PREFERRED STOCKS (Cost $686,799)		386,614

	Principal
BONDS (6.37%)
ANZ National Bank, Ltd., 8.50%, 6/9/10 (f)	$ 500,000	267,555
ANZ National Bank, Ltd., 8.50%, 6/9/14 (f)	500,000	280,369
International Bank for Reconstruction and Development, 7.06%, 7/16/12 (f)	700,000	396,973

TOTAL BONDS (Cost $1,307,537)		944,897

	Shares
RIGHTS & WARRANTS (0.02%)
Infratil, Ltd., Strike Price 4.25, Expiration 6/29/12*	45,546	2,335

TOTAL RIGHTS & WARRANTS (Cost $0)		2,335

TOTAL NEW ZEALAND (Cost $18,706,815)		11,379,790

TOTAL INVESTMENTS (Cost $22,356,791) (g)(h) – (97.47%)		14,454,609

OTHER ASSETS IN EXCESS OF LIABILITIES – (2.53%)		375,587

NET ASSETS – (100.00%)		$14,830,196

*	Represents non-income producing security.
**	Rate shown represents the rate at January 31, 2009, is subject to change and resets annually.
(a)	Fair Valued Security. These securities represent 65.60% of the net assets as of January 31, 2009.
(b)	Illiquid security. Acquired February 23, 2004 for a cost of $259,701, carrying value per unit of investment at January 31, 2009 was AUD $0.189. Carrying value represents 0.21% of net assets.
(c)	Principal amount shown is in Australian Dollars; value shown in U.S. Dollars.
(d)	Affiliated investment. See chart below.
(e)	Variable Rate Security. This rate reflected in the Schedule of Investments is the rate in effect at January 31, 2009.
(f)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(g)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$1,071,656
Gross unrealized depreciation	(9,137,720)
Net unrealized depreciation	$(8,066,064)

(h)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.
ADR	American Depositary Receipt
NV	Naamloze Venootschap (Dutch Corporation)

At January 31, 2009, the Commonwealth Australia/New Zealand Fund had one investment deemed to be an investment in an affiliated issuer under the 1940 Act. A listing of this affiliated investment, including its activity, is shown below:

	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Interest/ Dividend	Realized
Investment Fund	10/31/2008	1/31/2009	10/31/2008	Purchases	Sales	(Depreciation)	1/31/2009	Income	Gain/(loss)
Mowbray Collectables, Ltd.	671,593	671,593	$488,585	$–	$–	$(130,709)	$357,876	$–	$–

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (88.03%)

AUTOMOTIVE PARTS & EQUIPMENT (4.69%)
AISIN SEIKI Co., Ltd. (a)	2,000	$26,480
Denso Corp. (a)	3,000	54,231
NGK Spark Plug Co., Ltd. (a)	6,000	46,042
Sumitomo Rubber Industries, Ltd. (a)	10,000	62,440
Tokai Rika Co., Ltd. (a)	4,000	30,300
		219,493

BANKING & FINANCE (2.75%)
Fukuoka Financial Group, Inc. (a)	10,000	33,467
Sumitomo Mitsui Financial Group, Inc. (a)	2,400	95,090
		128,557

BUILDING MATERIALS (1.17%)
Taiheiyo Cement Corp. (a)	40,000	54,688

CHEMICALS (0.67%)
Sumitomo Chemical Co., Ltd. (a)	10,000	31,416

COMMERCIAL SERVICES (0.10%)
Shinwa Art Auction Co., Ltd. (a)	21	4,484

COMPUTERS (0.90%)
Melco Holdings, Inc. (a)	4,500	42,001

DISTRIBUTION & WHOLESALE (2.27%)
Marubeni Corp. (a)	30,000	106,288

ELECTRONICS (7.22%)
Fanuc, Ltd. (a)	1,500	89,001
Fujitsu, Ltd. (a)	10,000	44,925
Hoya Corp. (a)	4,000	71,078
Taiyo Yuden Co., Ltd. (a)	10,000	55,974
TOYO Corp. (a)	8,000	76,742
		337,720

ENGINEERING & CONSTRUCTION (2.03%)
Kajima Corp. (a)	36,000	94,906

FOOD & BEVERAGE (1.34%)
Kirin Brewery Co., Ltd. (a)	5,000	62,771

HEALTHCARE-PRODUCTS (4.92%)
Nakanishi, Inc. (a)	1,500	95,193
Terumo Corp. (a)	4,000	135,319
		230,512

HOME FURNISHINGS (1.20%)
Alpine Electronics, Inc. (a)	8,000	56,311

INSURANCE (3.49%)
T & D Holdings, Inc. (a)	2,000	64,183
Tokio Marine Holdings, Inc. - ADR	3,750	99,187
		163,370

LEISURE & RECREATION (9.85%)
Nintendo Co., Ltd. (a)	1,000	307,683
Resorttrust, Inc. (a)	3,360	34,185
Sankyo Co., Ltd. (a)	2,500	119,397
		461,265

MACHINERY (2.19%)
Meidensha Corp. (a)	38,000	102,623

MISCELLANEOUS MANUFACTURING (0.79%)
Amano Corp. (a)	5,000	36,787

MULTI-MEDIA (0.38%)
USEN Corp.*	15,708	17,938

OIL & GAS (0.45%)
AOC Holdings, Inc. (a)	4,000	21,091

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (88.03%) — Continued

PHARMACEUTICALS (4.65%)
Chugai Pharmaceutical Co., Ltd. (a)	6,500	$124,165
Takeda Pharmaceutical Co., Ltd. (a)	2,000	93,458
		217,623

PRINTING (1.62%)
Tosho Printing Co., Ltd. (a)	30,000	75,734

PUBLISHING (1.52%)
Kadokawa Group Holdings, Inc. (a)	4,000	71,040

REAL ESTATE (2.73%)
Raysum Co., Ltd. (a)	50	9,081
Sumitomo Realty & Development Co., Ltd. (a)	6,000	68,735
Tokyo Tatemono Co., Ltd. (a)	15,000	50,069
		127,885

RETAIL (4.48%)
Sundrug Co., Ltd. (a)	4,000	91,597
Yamada Denki Co., Ltd. (a)	2,000	117,989
		209,586

TEXTILES (2.14%)
Ichikawa Co., Ltd. (a)	35,000	100,232

TRANSPORTATION (12.98%)
East Japan Railway Co. (a)	1,500	101,650
Hankyu Hanshin Holdings, Inc. (a)	22,000	120,501
Keihin Electric Express Railway Co., Ltd. (a)	13,000	99,498
Keio Corp. (a)	18,000	95,737
Tobu Railway Co., Ltd. (a)	18,000	98,618
Yamato Holdings Co., Ltd. (a)	9,000	91,364
		607,368

UTILITIES (11.50%)
Hokkaido Electric Power Co., Inc. (a)	6,000	144,807
Toho Gas Co., Ltd. (a)	35,000	213,322
Tohoku Electric Power Co., Inc. (a)	7,000	179,943
		538,072

TOTAL COMMON STOCKS (Cost $4,673,083)		4,119,761

	Principal
BONDS (5.99%)
Aflac, Inc., 6.50%, 4/15/09	$ 78,000	78,359
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, 4/15/10	48,000	50,352
SMBC International Finance NV, 8.50%, 6/15/09	150,000	151,573

TOTAL BONDS (Cost $280,249)		280,284

SHORT TERM INVESTMENT (4.87%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.68% (b)	228,186	228,186

TOTAL SHORT TERM INVESTMENT (Cost $228,186)		228,186

TOTAL INVESTMENTS (Cost $5,181,518) (c)(d) – (98.89%)		4,628,231

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.11%)		51,909

NET ASSETS – (100.00%)		$4,680,140

*	Represents non-income producing security.
(a)	Fair Valued Security. These securities represent 85.52% of net assets as of January 31, 2009.
(b)	Rate disclosed is the seven day yield as of January 31, 2009.
(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$938,121
Gross unrealized depreciation	(1,491,408)
Net unrealized depreciation	$(553,287)

(d)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.
ADR	American Depositary Receipt
NV	Naamloze Vennootschap (Dutch Corporation)

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (90.36%)

BRAZIL (2.96%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	5,000	$108,400
Cia Vale do Rio Doce - ADR	16,000	225,760
		334,160

CANADA (2.93%)
InterOil Corp.*	15,000	257,250
Vitran Corp., Inc.*	16,000	74,080
		331,330

FRANCE (7.06%)
Arkema - ADR	6,130	86,961
BNP Paribas - ADR	6,000	115,373
France Telecom SA - ADR	15,000	337,050
Total SA - ADR	5,200	258,856
		798,240

GERMANY (6.23%)
Deutsche Bank AG	4,000	102,600
E.ON AG - ADR	8,000	256,240
SAP AG - ADR	5,000	176,900
Siemens AG - ADR	3,000	168,180
		703,920

GREAT BRITAIN (8.84%)
Anglo American PLC - ADR	11,830	106,825
British Airways PLC - ADR	3,800	65,740
GlaxoSmithKline PLC - ADR	8,000	282,080
InterContinental Hotels Group PLC - ADR	19,003	141,762
Lloyds TSB Group PLC - ADR	7,000	36,470
National Grid PLC - ADR	3,071	143,293
Tate & Lyle PLC- ADR	4,000	76,320
Vodafone Group PLC - ADR	7,875	146,396
		998,886

GUERNSEY (1.50%)
Amdocs, Ltd.*	10,000	169,200

ISRAEL (5.44%)
NICE Systems, Ltd. - ADR*	10,000	191,900
Teva Pharmaceutical Industries, Ltd. - ADR	10,198	422,707
		614,607

MEXICO (1.86%)
Grupo Televisa SA - ADR	15,000	209,850

NETHERLANDS (2.77%)
ING Groep NV - ADR	13,842	115,304
Unilever NV - NYS	9,000	197,730
		313,034

PORTUGAL (1.45%)
Portugal Telecom SGPS SA - ADR	20,300	163,415

SOUTH KOREA (1.89%)
Korea Electric Power Corp. - ADR*	8,000	79,520
KT Corp. - ADR*	9,500	134,235
		213,755

SPAIN (2.59%)
Banco Bilbao Vizcaya Argentaria SA - ADR	17,220	159,974
Banco Santander Central Hispano SA - ADR	17,000	133,280
		293,254

SWITZERLAND (2.36%)
Nestle SA - ADR	7,750	266,987

UNITED STATES (42.48%)
AGCO Corp.*	12,000	255,360
American National Insurance Co.	4,498	251,213

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (90.36%) — Continued

UNITED STATES — Continued
BJ’s Wholesale Club, Inc.*	5,075	$145,551
Bunge, Ltd.	6,500	279,110
Chemed Corp.	5,200	208,676
Conmed Corp.*	7,720	120,818
Dentsply International, Inc.	6,700	180,297
DST Systems, Inc.*	7,385	234,621
Electronic Arts, Inc.*	10,000	154,400
KVH Industries, Inc.*	36,000	207,000
LifePoint Hospitals, Inc.*	15,000	338,100
Lubrizol Corp.	8,055	274,837
Lufkin Industries, Inc.	10,000	349,500
MetroCorp Bancshares, Inc.	10,000	47,400
National-Oilwell Varco, Inc.*	7,266	192,113
Norfolk Southern Corp.	9,000	345,240
Northwest Natural Gas Co.	6,000	257,640
Pentair, Inc.	12,760	291,821
Prudential Financial, Inc.	5,000	128,750
SCANA Corp.	6,075	208,312
Smith International, Inc.	4,490	101,923
Varian Semiconductor Equipment Associates, Inc.*	12,000	228,480
		4,801,162

TOTAL COMMON STOCKS (Cost $13,455,519)		10,211,800

PREFERRED STOCKS (2.62%)
Chesapeake Energy Corp., 4.50%, 12/31/49**	1,000	58,000
HSBC USA, Inc., Series F, 3.50%, Callable 4/7/10 @ $25 (a)	18,000	238,500

TOTAL PREFERRED STOCKS (Cost $445,355)		296,500

	Principal
BONDS (6.58%)
EnCana Corp., 4.60%, 8/15/09	$ 135,000	134,325
JP Morgan Chase & Co., 0.00%, 2/10/11***	150,000	146,265
SMBC International Finance NV, 8.50%, 6/15/09	270,000	272,832
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25 (a)	200,000	189,887

TOTAL BONDS (Cost $756,203)		743,309

	Shares
SHORT TERM INVESTMENT (0.35%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.68% (a)	39,232	39,232

TOTAL SHORT TERM INVESTMENT (Cost $39,232)		39,232

TOTAL INVESTMENTS (Cost $14,696,309) (b)(c) – (99.91%)		11,290,841

OTHER ASSETS IN EXCESS OF LIABILITIES – (0.09%)		9,891

NET ASSETS – (100.00%)		$11,300,732

*	Represents non-income producing security.
**	Convertible to common shares.
***	Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and has no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a supplemental redemption amount of $1,000 x (Ending Index Value - Starting Index Value)/Starting Index Value.
(a)	Rate disclosed is the seven day yield as of January 31, 2009.
(b)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$715,691
Gross unrealized depreciation	(4,143,724)
Net unrealized depreciation	$(3,428,033)

(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.
ADR	American Depositary Receipt
AG	Aktiengesellschaft (West German Stock Company)
NV	Naamloze Vennotschap (Dutch Corporation)
NYS	New York Share
PLC	Public Limited Company
SA	Sociedad Anómima (Spanish Corporation) or Societé Anonyme (French Corporation)
SGPS	Sociedade Gestora de Participaçoes Sociais (Portuguese Corporation)

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (71.71%)

BUILDING MATERIALS (8.11%)
Cemex SA de CV - ADR*	12,000	$93,480
CRH PLC - ADR	9,200	218,500
James Hardie Industries NV - ADR	6,900	85,905
Lafarge SA - ADR	5,000	57,500
Universal Forest Products, Inc.	3,000	63,000
USG Corp.*	7,000	45,570
		563,955

DISTRIBUTION & WHOLESALE (0.29%)
Wolseley PLC - ADR	8,000	19,760

HOMEBUILDERS (3.69%)
Desarrolladora Homex SA de CV - ADR*	9,000	171,630
Toll Brothers, Inc. (a)*	5,000	85,100
		256,730

INSURANCE (2.85%)
First American Corp.	5,000	109,200
Stewart Information Services Corp.	6,000	89,040
		198,240

LODGING (2.08%)
Starwood Hotels & Resorts Worldwide, Inc.	5,500	83,160
Wyndham Worldwide Corp.	10,000	61,300
		144,460

REAL ESTATE (5.45%)
Alto Palermo SA - ADR	17,000	69,700
Hang Lung Properties, Ltd. - ADR	18,000	201,600
W.P. Carey & Co., LLC	5,000	107,450
		378,750

REAL ESTATE INVESTMENT TRUSTS - APARTMENTS (9.21%)
American Campus Communities, Inc. (a)	1,100	23,507
AvalonBay Communities, Inc.	1,500	77,715
Camden Property Trust (a)	5,000	131,800
Education Realty Trust, Inc.	9,000	41,850
Equity Residential (a)	6,000	143,580
Essex Property Trust, Inc.	1,000	66,050
Mid-America Apartment Communities, Inc. (a)	2,500	73,850
UDR, Inc. (a)	7,000	82,110
		640,462

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (6.42%)
Digital Realty Trust, Inc.	3,000	95,700
National Retail Properties, Inc. (a)	4,000	57,720
PS Business Parks, Inc.	3,500	150,150
Washington Real Estate Investment Trust	6,000	142,860
		446,430

REAL ESTATE INVESTMENT TRUSTS - HEALTHCARE (2.94%)
Health Care REIT, Inc.	2,500	94,525
Senior Housing Properties Trust	6,800	110,024
		204,549

REAL ESTATE INVESTMENT TRUSTS - HOTELS (2.00%)
Host Hotels & Resorts, Inc.	15,000	80,700
LaSalle Hotel Properties	7,000	58,310
		139,010

REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (10.77%)
Alexandria Real Estate Equities, Inc.	2,500	148,350
BioMed Realty Trust, Inc.	9,000	99,360
Boston Properties, Inc. (a)	2,500	108,250
Corporate Office Properties Trust	4,000	105,520
Douglas Emmett, Inc.	6,000	55,800
HRPT Properties Trust	10,100	32,118

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (71.71%) — Continued

REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY — Continued
SL Green Realty Corp. (a)	3,000	$47,130
Vornado Realty Trust	3,000	152,430
		748,958

REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (5.03%)
Acadia Realty Trust	4,800	56,016
Kimco Realty Corp.	4,000	57,520
Kite Realty Group Trust	10,000	46,300
Saul Centers, Inc.	4,100	134,070
Weingarten Realty Investors	3,450	55,856
		349,762

REAL ESTATE INVESTMENT TRUSTS - STORAGE (5.31%)
Extra Space Storage, Inc. (a)	15,000	121,650
Public Storage	4,000	247,480
		369,130

REAL ESTATE INVESTMENT TRUSTS - WAREHOUSE & INDUSTRIAL (2.92%)
AMB Property Corp.	3,500	56,420
EastGroup Properties, Inc.	3,000	91,140
ProLogis	5,500	55,055
		202,615

RETAIL BUILDING PRODUCTS (4.64%)
Home Depot, Inc.	6,000	129,180
Kingfisher PLC - ADR	12,000	47,400
Lowe’s Cos., Inc.	8,000	146,160
		322,740

TOTAL COMMON STOCKS (Cost $8,395,137)		4,985,551

INVESTMENT COMPANIES (6.15%)
DWS RREEF Real Estate Fund, Inc.	9,000	19,710
iShares Cohen & Steers Realty Majors Index Fund	3,000	108,480
iShares Dow Jones U.S. Real Estate Index Fund	3,200	100,320
LMP Real Estate Income Fund, Inc.	16,000	76,640
SPDR Dow Jones Wilshire International REIT ETF	2,500	59,025
SPDR Dow Jones Wilshire REIT ETF	1,900	63,251

TOTAL INVESTMENT COMPANIES (Cost $965,685)		427,426

	Principal
BONDS (8.55%)
Centex Corp., 4.55%, 11/1/10	$ 150,000	132,750
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	98,157
Hilton Hotels Corp., 7.20%, 12/15/09	200,000	170,262
Vornado Realty LP, 4.50%, 8/15/09	200,000	193,696

TOTAL BONDS (Cost $800,439)		594,865

ASSET BACKED SECURITY (0.36%)
Greenpoint Manufactured Housing, 2.37%, 3/11/23, Series 2000-5, Class A2 (b)	25,000	25,000

TOTAL ASSET BACKED SECURITY (Cost $25,000)		25,000

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENT (13.27%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.68% (a)(b)	922,500	$922,500

TOTAL SHORT TERM INVESTMENT (Cost $922,500)		922,500

TOTAL INVESTMENTS (Cost $11,108,761) (c)(d) – (100.04%)		6,955,342

TOTAL CALL OPTIONS WRITTEN (Proceeds $159,169) – (-0.44%)		(30,490)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.40%		27,796

NET ASSETS – (100.00%)		$6,952,648

	Expiration Date,
	Exercise Price	Contracts (†)	Value
CALL OPTIONS WRITTEN (-0.44%)
American Campus Communities, Inc.	3/21/09, $22.5	11	$(1,815)
Boston Properties, Inc.	4/18/09, 75.0	25	(1,625)
Camden Property Trust	2/21/09, 35.0	50	(2,750)
Equity Residential	4/18/09, 30.0	30	(4,650)
Equity Residential	4/18/09, 35.0	30	(1,950)
Extra Space Storage, Inc.	3/21/09, 10.0	150	(5,250)
Mid-America Apartment Communities, Inc.	3/21/09, 35.0	25	(3,750)
National Retail Properties, Inc.	6/20/09, 17.5	40	(4,600)
SL Green Realty Corp.	5/16/09, 45.0	30	(600)
Toll Brothers, Inc.	3/21/09, 22.5	50	(1,750)
UDR, Inc.	4/18/09, 20.0	70	(1,750)

TOTAL CALL OPTIONS WRITTEN (Proceeds received $159,169)		511	$(30,490)

*	Represents non-income producing security.
†	Each contract is equivalent to 100 shares.
(a)	Security held as collateral for call options written, aggregating a total market value of approximately $1,797,200.
(b)	Rate disclosed is the seven day yield as of January 31, 2009.
(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including proceeds from written options, differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$278,369
Gross unrealized depreciation	(4,303,109)
Net unrealized depreciation	$(4,024,740)

(d)	The Fund has categorized its investments in accordance with the Standard of Financial Accounting Standards No. 157. See attached summary.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
NV	Naamloze Vennootschap (Dutch Corporation)
PLC	Public Limited Company
SA de CV	Sociedad Anonima de Capital Variable (Spanish Variable Capital Company)
SA	Sociedad Anómima (Spanish Corporation)
SPDR	Standard & Poor’s Depositary Receipt

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

Commonwealth Funds
January 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157

Various “inputs” are used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization of each Fund’s investments based on the level of inputs used in determining the value of such investments as of January 31, 2009:

				Level 3 –
			Level 2 –	Significant
	Level 1 –		Other Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total

	Investment	Other Financial	Investment	Investment	Investment	Other Financial
Fund Name	Securities($)	Instruments($)*	Securities($)	Securities($)	Securities($)	Instruments($)*

Australia/New Zealand Fund	2,833,955	-	10,953,346	667,308	14,454,609	-
Japan Fund	117,125	-	4,511,106	-	4,628,231	-
Global Fund	10,508,300	-	782,541	-	11,290,841	-
Real Estate Securities Fund	5,365,577	(30,490)	1,589,765	-	6,955,342	(30,490)

* Other financial instruments would include any derivative instruments not reflected in the Schedule of Investments, such as securities sold short and options written.

For the Level 3 securities, some or all of the following inputs were used to determine fair value: the Company’s share price on non-primary exchange and foreign exchange rates.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Australia/New Zealand Fund
Investment Securities
Balance as of 10/31/2008	$-
Transfers In (Out) of Level 3	667,308
Balance as of 1/31/2009	$667,308

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date: March 20, 2009

By:	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date: March 20, 2009